Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Other assets [member]
Disclosure of credit risk exposure [line items]
Provision for credit losses	$ 7	$ 1